                       SUPPLEMENT DATED JANUARY 2, 2001 TO
                        PROSPECTUS DATED MAY 1, 2000 FOR
           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY
                                   THROUGH ITS
                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

     Fidelity VIP III Aggressive Growth Portfolio: Service Class 2

2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IS AMENDED TO INCLUDE THE FOLLOWING:



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

----------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1     Total Underlying
                                                             Fees         Expenses         Fees        Mutual Fund
                                                                                                        Expenses
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service       0.63%          0.48%          0.25%          1.36%
Class  2*
----------------------------------------------------------------------------------------------------------------------

     *Based on estimated expenses for the first year.

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

3.   THE "EXAMPLE" IS AMENDED TO INCLUDE THE FOLLOWING:

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.70% which is the maximum charge for the maximum number of rider options.


APO-4789-3                               1

     For those contracts that do not elect the maximum number of options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.

---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period               applicable time period              time period

---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive     106     183    252     441      43    129    216     441      *     129    216     441
Growth Portfolio: Service
Class 2
---------------------------------------------------------------------------------------------------------------------------

     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.


4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS AMENDED TO INCLUDE THE FOLLOWING:

     VIP III AGGRESSIVE GROWTH: SERVICE CLASS 2
     Investment Objective: Seeks capital appreciation by investing the fund's assets primarily in common stocks of companies FMR believes offer potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or a strong industry or market position. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.





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